Invesco V.I. Managed Volatility Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
I-VIMGV-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–60.30%
Aerospace & Defense–1.24%
General Dynamics Corp.	2,737	$463,319
Apparel, Accessories & Luxury Goods–0.69%
Capri Holdings Ltd.	5,650	258,488
Asset Management & Custody Banks–0.76%
State Street Corp.	4,319	284,233
Automobile Manufacturers–1.64%
General Motors Co.	16,551	614,042
Biotechnology–0.56%
Celgene Corp. (b)	2,235	210,850
Broadcasting–0.50%
CBS Corp., Class B	3,981	189,217
Building Products–1.15%
Johnson Controls International PLC	11,619	429,206
Cable & Satellite–1.91%
Charter Communications, Inc., Class A	1,368	474,573
Comcast Corp., Class A	6,057	242,159
		716,732
Communications Equipment–1.52%
Cisco Systems, Inc.	9,927	535,959
Juniper Networks, Inc.	1,281	33,908
		569,867
Diversified Banks–8.27%
Bank of America Corp.	33,783	932,073
Citigroup Inc.	16,665	1,036,896
JPMorgan Chase & Co.	6,529	660,931
Wells Fargo & Co.	9,673	467,399
		3,097,299
Electric Utilities–0.68%
Duke Energy Corp.	1,393	125,370
FirstEnergy Corp.	3,082	128,242
		253,612
Fertilizers & Agricultural Chemicals–0.83%
Mosaic Co. (The)	6,248	170,633
Nutrien Ltd. (Canada)	2,692	142,030
		312,663
Food Distributors–0.82%
US Foods Holding Corp.	8,837	308,500
Health Care Distributors–0.85%
McKesson Corp.	2,710	317,233
Shares		Value
Health Care Equipment–1.61%
Medtronic PLC	2,612	$237,901
Zimmer Biomet Holdings, Inc.	2,873	366,882
		604,783
Health Care Services–0.89%
CVS Health Corp.	6,175	333,018
Home Improvement Retail–0.69%
Kingfisher PLC (United Kingdom)	84,438	258,224
Hotels, Resorts & Cruise Lines–1.27%
Carnival Corp.	9,349	474,181
Industrial Machinery–0.79%
Ingersoll-Rand PLC	2,740	295,783
Insurance Brokers–0.99%
Willis Towers Watson PLC	2,122	372,729
Integrated Oil & Gas–3.51%
BP PLC (United Kingdom)	57,724	421,383
Occidental Petroleum Corp.	6,207	410,903
Royal Dutch Shell PLC, Class A (United Kingdom)	15,335	482,050
		1,314,336
Internet & Direct Marketing Retail–0.81%
eBay, Inc.	8,200	304,548
Investment Banking & Brokerage–2.41%
Goldman Sachs Group, Inc. (The)	1,886	362,093
Morgan Stanley	12,780	539,316
		901,409
IT Consulting & Other Services–0.81%
Cognizant Technology Solutions Corp., Class A	4,185	303,203
Managed Health Care–0.62%
Anthem, Inc.	816	234,176
Multi-line Insurance–1.69%
American International Group, Inc.	14,704	633,154
Oil & Gas Equipment & Services–1.33%
Schlumberger Ltd.	4,398	191,621
TechnipFMC PLC (United Kingdom)	13,040	306,701
		498,322
Oil & Gas Exploration & Production–3.36%
Anadarko Petroleum Corp.	5,517	250,913
Canadian Natural Resources Ltd. (Canada)	7,841	215,278
Devon Energy Corp.	14,332	452,318
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	20,321	$339,564
		1,258,073
Other Diversified Financial Services–1.16%
AXA Equitable Holdings, Inc.	8,342	168,008
Voya Financial, Inc.	5,316	265,587
		433,595
Packaged Foods & Meats–1.50%
Mondelez International, Inc., Class A	11,247	561,450
Pharmaceuticals–5.60%
Bristol-Myers Squibb Co.	6,881	328,293
Johnson & Johnson	5,463	763,673
Merck & Co., Inc.	3,688	306,731
Novartis AG (Switzerland)	4,604	442,853
Sanofi (France)	2,881	254,764
		2,096,314
Railroads–0.85%
CSX Corp.	4,251	318,060
Regional Banks–2.17%
Citizens Financial Group, Inc.	13,458	437,385
First Horizon National Corp.	9,289	129,860
PNC Financial Services Group, Inc. (The)	2,002	245,566
		812,811
Semiconductors–1.94%
Intel Corp.	9,794	525,938
QUALCOMM, Inc.	3,522	200,859
		726,797
Specialty Chemicals–0.93%
DowDuPont, Inc.	6,536	348,434
Systems Software–1.51%
Oracle Corp.	10,523	565,190
Technology Hardware, Storage & Peripherals–0.80%
Apple, Inc.	1,571	298,411
Tobacco–1.64%
Philip Morris International, Inc.	6,953	614,576
Total Common Stocks & Other Equity Interests (Cost $19,474,277)		22,586,838
Principal Amount
U.S. Dollar Denominated Bonds & Notes–25.40%
Aerospace & Defense–0.05%
General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 2.88%, 05/11/2020	$10,000	10,035
United Technologies Corp., Sr. unsec. Global Notes, 4.45%, 11/16/2038	9,000	9,335
		19,370
Principal Amount		Value
Air Freight & Logistics–0.01%
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	$4,000	$3,600
Airlines–0.17%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	19,444	19,534
United Airlines Pass Through Trust,
Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	24,043	24,258
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 03/01/2030	16,704	16,512
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. First Lien Pass Through Ctfs., 5.00%, 10/23/2023(c)	4,559	4,663
		64,967
Application Software–0.83%
Nuance Communications, Inc.,
Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	127,000	119,108
Sr. Unsec. Conv. Global Bonds, 1.25%, 04/01/2025	49,000	48,727
RealPage, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 11/15/2022	24,000	37,038
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022	75,000	106,266
		311,139
Asset Management & Custody Banks–0.84%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	40,000	40,073
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	150,000	158,339
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	25,000	25,273
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(c)	5,000	5,065
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	85,000	87,148
		315,898
Automobile Manufacturers–0.60%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	200,000	184,971
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	16,000	16,782
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	21,000	21,707
		223,460
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Biotechnology–1.15%
AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	$38,000	$37,336
BioMarin Pharmaceutical, Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	117,000	133,270
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/2044	100,000	101,023
Gilead Sciences, Inc.,
Sr. Unsec. Global Notes, 2.55%, 09/01/2020	50,000	49,957
4.40%, 12/01/2021	25,000	25,995
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024	62,000	83,939
		431,520
Brewers–0.41%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. (Belgium),
Sr. Unsec. Gtd. Notes, 4.70%, 02/01/2036(c)	45,000	45,084
4.90%, 02/01/2046(c)	47,000	47,304
Heineken N.V. (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	35,000	35,238
Molson Coors Brewing Co.,
Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	13,000	12,949
4.20%, 07/15/2046	16,000	14,273
		154,848
Broadcasting–1.03%
Liberty Media Corp.,
Liberty Formula One, Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	20,000	22,450
Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(d)	55,000	28,358
Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023	299,000	335,896
		386,704
Cable & Satellite–0.89%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	60,000	62,123
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 4.15%, 10/15/2028	30,000	31,657
3.90%, 03/01/2038	10,000	9,857
4.60%, 10/15/2038	10,000	10,739
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	147,000	125,244
GCI Liberty, Inc., Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	85,000	93,258
		332,878
Communications Equipment–0.52%
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2021(d)	39,000	38,350
Principal Amount		Value
Communications Equipment–(continued)
Viavi Solutions Inc.,
Sr. Unsec. Conv. Notes, 1.75%, 06/01/2023(c)	$71,000	$78,671
1.00%, 03/01/2024	68,000	76,804
		193,825
Consumer Finance–0.12%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	18,000	18,499
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.20%, 01/30/2023	15,000	15,034
Synchrony Financial, Sr. Unsec. Global Notes, 3.95%, 12/01/2027	10,000	9,465
		42,998
Data Processing & Outsourced Services–0.18%
Euronet Worldwide, Inc., Sr. Unsec. Conv. Notes, 0.75%, 03/15/2025(c)(d)	17,000	18,353
Fiserv, Inc., Sr. Unsec. Sub. Global Notes, 3.80%, 10/01/2023	15,000	15,391
Visa, Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	30,000	32,789
		66,533
Diversified Banks–1.97%
Bank of America Corp., Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	10,000	9,809
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 2.10%, 12/12/2019	75,000	74,768
Citigroup Inc.,
Sub. Bonds, 4.00%, 08/05/2024	60,000	61,957
Unsec. Sub. Notes, 4.75%, 05/18/2046	15,000	15,539
Citigroup, Inc., Sr. Unsec. Global Floating Rate Notes, 3.67% (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	15,000	14,989
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	40,000	39,835
Cooperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (3 mo. USD LIBOR + 10.87%)(c)(f)	75,000	76,688
JPMorgan Chase & Co.,
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(f)	150,000	149,362
Sr. Unsec. Global Notes, 3.20%, 06/15/2026	15,000	14,929
3.51% (3 mo. USD LIBOR + 0.94%), 01/23/2029	15,000	14,929
4.26% (3 mo. USD LIBOR + 1.58%), 02/22/2048	10,000	10,289
3.90% (3 mo. USD LIBOR + 1.22%), 01/23/2049	15,000	14,553
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	10,000	9,999
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	$30,000	$30,565
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	95,000	97,287
4.65%, 11/04/2044	100,000	103,057
		738,555
Diversified Capital Markets–0.58%
Credit Suisse AG (Switzerland), Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(c)	260,000	215,462
Diversified Chemicals–0.04%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	13,000	12,993
Drug Retail–0.15%
Walgreens Boots Alliance, Inc.,
Sr. Unsec. Global Notes, 3.30%, 11/18/2021	32,000	32,382
4.50%, 11/18/2034	24,000	23,932
		56,314
Electric Utilities–0.12%
Georgia Power Co., Sr. Unsec. Global Notes, 2.00%, 03/30/2020	35,000	34,739
NextEra Energy Capital Holdings, Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	11,000	11,084
		45,823
Environmental & Facilities Services–0.07%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	25,000	25,123
Food Retail–0.01%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(c)	2,000	1,882
General Merchandise Stores–0.05%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	20,000	20,132
Health Care Equipment–2.04%
Becton, Dickinson and Co.,
Sr. Unsec. Global Notes, 4.88%, 05/15/2044	170,000	168,619
Sr. Unsec. Notes, 2.68%, 12/15/2019	15,000	14,954
DexCom, Inc.,
Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022	88,000	118,352
0.75%, 12/01/2023(c)	86,000	88,794
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(c)	13,000	15,689
Principal Amount		Value
Health Care Equipment–(continued)
Medtronic, Inc.,
Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	$58,000	$59,109
4.38%, 03/15/2035	20,000	21,883
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	80,000	89,273
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	39,000	60,545
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 06/15/2023(c)	113,000	126,772
		763,990
Health Care REITs–0.07%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	25,000	25,507
Health Care Services–1.40%
Cigna Corp., Sr. Sec. Notes, 4.80%, 08/15/2038(c)	9,000	9,267
Convertible Trust - Consumer, Series 2018-1, Sr. Unsec. Medium-Term Notes, 0.25%, 01/17/2024	160,000	164,960
Convertible Trust - Healthcare, Series 2018-1, Sr. Unsec. Medium-Term Notes, 0.25%, 02/05/2024	168,000	167,294
CVS Health Corp.,
Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	20,000	19,871
Sr. Unsec. Global Notes, 4.10%, 03/25/2025	16,000	16,451
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	90,000	89,867
Laboratory Corp. of America Holdings,
Sr. Unsec. Notes, 3.20%, 02/01/2022	33,000	33,264
4.70%, 02/01/2045	22,000	21,515
		522,489
Home Improvement Retail–0.07%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	27,000	26,720
Hotel & Resort REITs–0.03%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	10,000	10,133
Insurance Brokers–0.04%
Marsh & McLennan Cos., Inc., Sr. Unsec. Sub. Global Notes, 4.75%, 03/15/2039	10,000	10,857
Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	5,000	5,037
		15,894
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Integrated Oil & Gas–0.09%
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	$15,000	$15,349
Suncor Energy, Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	18,000	18,455
		33,804
Integrated Telecommunication Services–1.67%
AT&T Inc.,
Sr. Unsec. Global Notes, 3.00%, 06/30/2022	28,000	28,145
3.40%, 05/15/2025	15,000	14,867
4.50%, 05/15/2035	25,000	24,702
5.15%, 03/15/2042	150,000	153,968
4.80%, 06/15/2044	40,000	39,401
Orange S.A. (France), Sr. Unsec. Global Notes, 1.63%, 11/03/2019	55,000	54,651
Telefonica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	150,000	183,005
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	120,000	125,179
		623,918
Internet & Direct Marketing Retail–0.74%
Amazon.com, Inc.,
Sr. Unsec. Global Notes, 2.60%, 12/05/2019	50,000	49,949
4.80%, 12/05/2034	9,000	10,480
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(d)	113,000	114,919
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(c)(d)	53,000	51,760
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	50,000	48,717
		275,825
Investment Banking & Brokerage–1.12%
Goldman Sachs Group, Inc. (The), Unsec. Sub. Notes, 4.25%, 10/21/2025	27,000	27,682
GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	198,000	182,214
Morgan Stanley,
Sr. Unsec. Global Bonds, 2.38%, 07/23/2019	175,000	174,789
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	35,000	36,079
		420,764
Life & Health Insurance–0.39%
Athene Global Funding, Sec. Notes, 4.00%, 01/25/2022(c)	45,000	46,152
Jackson National Life Global Funding,
Sr. Sec. Notes, 2.10%, 10/25/2021(c)	10,000	9,820
3.25%, 01/30/2024(c)	15,000	15,094
Principal Amount		Value
Life & Health Insurance–(continued)
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	$35,000	$38,249
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	20,000	19,991
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(c)	17,000	17,575
		146,881
Movies & Entertainment–0.19%
Live Nation Entertainment, Inc., Sr. Unsec. Notes, 2.50%, 03/15/2023	62,000	71,647
Multi-line Insurance–0.20%
American Financial Group, Inc., Sr. Unsec. Notes, 4.50%, 06/15/2047	20,000	18,906
American International Group, Inc.,
Sr. Unsec. Global Notes, 2.30%, 07/16/2019	20,000	19,969
4.38%, 01/15/2055	40,000	36,002
		74,877
Multi-Utilities–0.04%
NiSource Inc., Sr. Unsec. Global Notes, 4.38%, 05/15/2047	9,000	9,147
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	8,000	7,355
		16,502
Office REITs–0.47%
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	150,000	149,662
Office Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	25,000	24,959
		174,621
Oil & Gas Equipment & Services–0.44%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	73,000	56,488
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	40,000	39,661
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.75%, 01/15/2024	40,000	28,629
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(c)	46,000	40,141
		164,919
Oil & Gas Exploration & Production–0.19%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	18,000	21,948
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Bonds, 5.50%, 09/15/2026	37,000	34,377
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.15%, 11/15/2034	13,000	13,366
		69,691
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–0.94%
Enable Midstream Partners L.P., Sr. Unsec. Global Notes, 2.40%, 05/15/2019	$200,000	$199,842
Energy Transfer Partners, L.P.,
Sr. Unsec. Gtd. Notes, 4.20%, 09/15/2023	2,000	2,069
4.90%, 03/15/2035	19,000	18,110
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 4.25%, 02/15/2048	10,000	9,826
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	20,000	19,963
Kinder Morgan, Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	23,000	24,981
MPLX L.P.,
Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	65,000	68,207
Sr. Unsec. Global Notes, 4.50%, 04/15/2038	11,000	10,490
		353,488
Other Diversified Financial Services–0.13%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	50,000	49,863
Packaged Foods & Meats–0.26%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	45,000	44,835
J. M. Smucker Co. (The), Sr. Unsec. Global Notes, 2.50%, 03/15/2020	50,000	49,876
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	3,000	3,188
		97,899
Pharmaceuticals–1.43%
Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	150,000	149,949
Bayer US Finance II LLC (Germany), Sr. Unsec. Gtd. Notes, 2.13%, 07/15/2019(c)	15,000	14,955
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	200,000	198,493
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	76,000	77,224
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	37,000	31,312
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	17,000	16,969
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022	26,000	25,662
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023	22,000	21,359
		535,923
Principal Amount		Value
Property & Casualty Insurance–0.34%
Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	$10,000	$10,158
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	115,000	118,043
		128,201
Railroads–0.07%
Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	25,000	24,864
Regional Banks–0.04%
Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	15,000	14,805
Renewable Electricity–0.40%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	150,000	147,937
Semiconductor Equipment–0.17%
Applied Materials, Inc., Sr. Unsec. Global Notes, 2.63%, 10/01/2020	65,000	64,927
Semiconductors–0.98%
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 3.63%, 01/15/2024	30,000	29,956
Cree, Inc., Sr. Unsec. Conv. Notes, 0.88%, 09/01/2023(c)	98,000	112,540
Microchip Technology, Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	74,000	81,422
NXP B.V./NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 5.35%, 03/01/2026(c)	20,000	21,546
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	76,000	94,117
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	21,000	22,871
Texas Instruments, Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	5,000	4,975
		367,427
Specialized REITs–0.04%
Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80% REIT, 02/15/2028	15,000	14,938
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	3,000	2,966
Systems Software–0.49%
FireEye, Inc.,
Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	76,000	73,958
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	77,000	72,225
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Systems Software–(continued)
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	$37,000	$37,608
		183,791
Technology Distributors–0.08%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	30,000	30,710
Technology Hardware, Storage & Peripherals–0.67%
Apple Inc.,
Sr. Unsec. Global Notes, 2.15%, 02/09/2022	39,000	38,629
3.35%, 02/09/2027	10,000	10,218
Dell International LLC/EMC Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	26,000	27,723
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	140,000	121,917
Western Digital Corp., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 02/01/2024(c)	61,000	53,803
		252,290
Tobacco–0.10%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 5.80%, 02/14/2039	36,000	38,194
Trading Companies & Distributors–0.12%
Air Lease Corp., Sr. Unsec. Global Notes, 4.25%, 09/15/2024	35,000	36,012
Aircastle Ltd., Sr. Unsec. Notes, 4.40%, 09/25/2023	10,000	10,194
		46,206
Trucking–0.11%
Aviation Capital Group LLC, Sr. Unsec. Notes, 4.88%, 10/01/2025(c)	40,000	41,238
Wireless Telecommunication Services–0.04%
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.30%, 02/15/2048	15,000	15,267
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,377,849)		9,513,140
Principal Amount		Value
U.S. Treasury Securities–7.62%
U.S. Treasury Bonds–0.79%
4.50%, 02/15/2036	$75,000	$95,139
3.38%, 11/15/2048	180,200	201,053
		296,192
U.S. Treasury Notes–6.83%
2.50%, 02/28/2021	2,128,000	2,136,853
2.38%, 03/15/2022	290,000	291,387
2.38%, 02/29/2024	39,200	39,482
2.50%, 02/28/2026	19,300	19,532
2.63%, 02/15/2029	70,100	71,473
		2,558,727
Total U.S. Treasury Securities (Cost $2,829,730)		2,854,919
Shares
Preferred Stocks–0.23%
Asset Management & Custody Banks–0.23%
AMG Capital Trust II, 5.15%, Conv. Pfd. (Cost $106,268)	1,700	86,700

Money Market Funds–6.85%
Invesco Government & Agency Portfolio-Institutional Class, 2.33%(g)	897,504	897,505
Invesco Liquid Assets Portfolio-Institutional Class, 2.48%(g)	640,854	641,046
Invesco Treasury Portfolio-Institutional Class, 2.31%(g)	1,025,720	1,025,720
Total Money Market Funds (Cost $2,564,271)		2,564,271
TOTAL INVESTMENTS IN SECURITIES–100.40% (Cost $34,352,395)		37,605,868
OTHER ASSETS LESS LIABILITIES–(0.40)%		(150,321)
NET ASSETS–100.00%		$37,455,547
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2019 was $2,064,571, which represented 5.51% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2019.
(f)	Perpetual bond with no specified maturity date.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/03/2019	Bank of New York Mellon (The)	CHF	159,359	USD	161,082	$570
05/03/2019	Bank of New York Mellon (The)	EUR	84,970	USD	96,433	867
05/03/2019	Bank of New York Mellon (The)	GBP	329,482	USD	436,659	6,856
05/03/2019	State Street Bank & Trust Co.	CHF	166,328	USD	168,047	516
05/03/2019	State Street Bank & Trust Co.	EUR	84,238	USD	95,593	851
05/03/2019	State Street Bank & Trust Co.	GBP	329,360	USD	436,516	6,871
05/03/2019	State Street Bank & Trust Co.	USD	6,626	CAD	8,880	25
Subtotal—Appreciation						16,556
Currency Risk
05/03/2019	Bank of New York Mellon (The)	CAD	108,573	USD	80,942	(370)
05/03/2019	State Street Bank & Trust Co.	CAD	114,484	USD	85,322	(416)
Subtotal—Depreciation						(786)
Total Forward Foreign Currency Contracts						$15,770
Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and
Invesco V.I. Managed Volatility Fund

B.
Securities Transactions and Investment Income — (continued)
unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.
When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as
Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of
Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that
Invesco V.I. Managed Volatility Fund

prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$21,910,691	$676,147	$—	$22,586,838
U.S. Dollar Denominated Bonds & Notes	—	9,513,140	—	9,513,140
U.S. Treasury Securities	—	2,854,919	—	2,854,919
Preferred Stocks	—	86,700	—	86,700
Money Market Funds	2,564,271	—	—	2,564,271
Total Investments in Securities	24,474,962	13,130,906	—	37,605,868
Other Investments - Assets*
Forward Foreign Currency Contracts	—	16,556	—	16,556
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(786)	—	(786)
Total Other Investments	—	15,770	—	15,770
Total Investments	$24,474,962	$13,146,676	$—	$37,621,638
*	Unrealized appreciation (depreciation).
Invesco V.I. Managed Volatility Fund